LEASES - Summary of Lease Liabilities Outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of leases [Abstract]
Current	$ 37,681	$ 25,917
Non-current	97,457	108,568
TOTAL	$ 135,138	$ 134,485	$ 87,598